UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

May 31, 2014

1.797921.110

AIG-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	152,781	$ 4,550
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	5,600	148
Extended Stay America, Inc. unit	265,042	5,857
Las Vegas Sands Corp.	17,100	1,308
Marriott International, Inc. Class A	81,577	5,027
McDonald's Corp.	116,275	11,794
Panera Bread Co. Class A (a)	25,800	3,963
Wynn Resorts Ltd.	18,509	3,979
Yum! Brands, Inc.	118,592	9,168
		41,244
Internet & Catalog Retail - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	28,500	1,579
JD.com, Inc. sponsored ADR	11,700	293
Liberty Interactive Corp. Series A (a)	233,397	6,799
		8,671
Media - 3.5%
Comcast Corp. Class A	47,996	2,505
DIRECTV (a)	93,549	7,712
Legend Pictures LLC (a)(k)(l)	415	748
Liberty Media Corp. Class A (a)	31,600	4,017
The Madison Square Garden Co. Class A (a)	116,686	6,400
The Walt Disney Co.	154,289	12,962
Twenty-First Century Fox, Inc. Class A	343,243	12,154
Viacom, Inc. Class B (non-vtg.)	88,518	7,553
		54,051
Multiline Retail - 0.5%
Dollar General Corp. (a)	134,335	7,225
Specialty Retail - 0.6%
TJX Companies, Inc.	167,580	9,125
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (a)(d)	52,886	2,360
NIKE, Inc. Class B	45,600	3,507
Oxford Industries, Inc.	17,730	1,133
		7,000
TOTAL CONSUMER DISCRETIONARY		131,866
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.1%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	13,529	$ 1,486
Coca-Cola Icecek Sanayi A/S	18,269	485
Diageo PLC sponsored ADR	16,269	2,095
Embotelladora Andina SA sponsored ADR	18,611	470
Monster Beverage Corp. (a)	33,800	2,345
Pernod Ricard SA	18,396	2,256
Remy Cointreau SA	21,504	1,993
The Coca-Cola Co.	345,699	14,143
		25,273
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	126,427	9,902
Kroger Co.	146,418	6,990
Sysco Corp.	59,873	2,247
Wal-Mart Stores, Inc.	60,449	4,641
Whole Foods Market, Inc.	8,500	325
		24,105
Food Products - 0.9%
Bunge Ltd.	28,638	2,225
ConAgra Foods, Inc.	59,715	1,929
Keurig Green Mountain, Inc.	23,640	2,666
Mead Johnson Nutrition Co. Class A	55,389	4,956
Nestle SA	20,791	1,632
		13,408
Household Products - 1.3%
Procter & Gamble Co.	248,728	20,095
Personal Products - 0.1%
L'Oreal SA	5,000	872
Nu Skin Enterprises, Inc. Class A	7,739	571
		1,443
Tobacco - 1.7%
Altria Group, Inc.	238,803	9,925
British American Tobacco PLC sponsored ADR	109,099	13,229
Philip Morris International, Inc.	25,055	2,218
Souza Cruz SA	53,950	553
		25,925
TOTAL CONSUMER STAPLES		110,249
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.3%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	43,510	$ 1,332
Dresser-Rand Group, Inc. (a)	38,800	2,375
Dril-Quip, Inc. (a)	16,839	1,721
FMC Technologies, Inc. (a)	49,516	2,875
Halliburton Co.	113,407	7,331
Ocean Rig UDW, Inc. (United States)	42,944	781
Oceaneering International, Inc.	30,229	2,178
Pacific Drilling SA (a)	63,930	648
		19,241
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	86,173	8,864
BG Group PLC	85,400	1,748
Cabot Oil & Gas Corp.	84,615	3,066
Carrizo Oil & Gas, Inc. (a)	19,604	1,126
Chevron Corp.	198,276	24,346
Continental Resources, Inc. (a)	18,366	2,578
EOG Resources, Inc.	55,710	5,894
EQT Midstream Partners LP	7,500	616
Exxon Mobil Corp.	153,291	15,410
Gulfport Energy Corp. (a)	24,400	1,501
Noble Energy, Inc.	45,045	3,246
ONEOK, Inc.	33,496	2,160
Parsley Energy, Inc. Class A	31,800	756
Peabody Energy Corp.	92,312	1,492
Phillips 66 Co.	94,144	7,982
Phillips 66 Partners LP	30,319	1,836
PrairieSky Royalty Ltd.	6,300	211
Spectra Energy Corp.	80,500	3,267
Suncor Energy, Inc.	40,155	1,545
Valero Energy Partners LP	50,796	2,257
Whiting Petroleum Corp. (a)	61,723	4,435
YPF SA Class D sponsored ADR	44,500	1,330
		95,666
TOTAL ENERGY		114,907
FINANCIALS - 11.3%
Banks - 4.4%
Bank of America Corp.	920,291	13,933
Barclays PLC	142,256	588
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	222,930	$ 10,605
Huntington Bancshares, Inc.	469,293	4,350
JPMorgan Chase & Co.	354,132	19,679
Mitsubishi UFJ Financial Group, Inc.	234,200	1,322
Societe Generale Series A (d)	26,400	1,521
SunTrust Banks, Inc.	69,154	2,650
Synovus Financial Corp.	42,743	986
U.S. Bancorp	320,133	13,506
		69,140
Capital Markets - 1.3%
Ameriprise Financial, Inc.	39,289	4,424
BlackRock, Inc. Class A	13,090	3,991
Carlyle Group LP	17,200	533
E*TRADE Financial Corp. (a)	100,921	2,056
Evercore Partners, Inc. Class A	12,200	671
Invesco Ltd.	58,609	2,151
Northern Trust Corp.	31,405	1,897
Oaktree Capital Group LLC Class A	36,386	1,819
State Street Corp.	5,600	366
The Blackstone Group LP	54,555	1,696
		19,604
Consumer Finance - 1.6%
Capital One Financial Corp.	233,234	18,400
Discover Financial Services	47,132	2,787
Navient Corp.	111,507	1,762
Santander Consumer U.S.A. Holdings, Inc.	25,400	499
SLM Corp.	182,907	1,575
		25,023
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	7	1,344
Class B (a)	42,100	5,403
IntercontinentalExchange Group, Inc.	17,076	3,354
KBC Ancora (a)	20,348	696
		10,797
Insurance - 1.8%
AFLAC, Inc.	22,600	1,384
Direct Line Insurance Group PLC	491,012	2,085
esure Group PLC	129,774	579
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,300	$ 2,387
Marsh & McLennan Companies, Inc.	130,053	6,538
MetLife, Inc.	189,367	9,644
The Travelers Companies, Inc.	55,546	5,191
Unum Group	7,000	237
WMI Holdings Corp. (a)	4,454	13
		28,058
Real Estate Investment Trusts - 1.2%
Altisource Residential Corp. Class B	263,010	7,335
American Tower Corp.	23,910	2,143
Boston Properties, Inc.	30,700	3,705
Digital Realty Trust, Inc. (d)	26,600	1,530
Equity Lifestyle Properties, Inc.	22,305	976
Piedmont Office Realty Trust, Inc. Class A	66,490	1,238
Senior Housing Properties Trust (SBI)	33,183	796
Sun Communities, Inc.	33,342	1,614
		19,337
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	126,748	3,782
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	10,497	368
Washington Mutual, Inc. (a)	130,000	0
		368
TOTAL FINANCIALS		176,109
HEALTH CARE - 9.5%
Biotechnology - 2.5%
Actelion Ltd.	14,968	1,488
Alexion Pharmaceuticals, Inc. (a)	43,664	7,262
Amgen, Inc.	80,405	9,326
Biogen Idec, Inc. (a)	29,675	9,477
Gilead Sciences, Inc. (a)	144,385	11,726
Vertex Pharmaceuticals, Inc. (a)	8,200	593
		39,872
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	502,949	6,453
Covidien PLC	110,058	8,046
Edwards Lifesciences Corp. (a)	24,414	1,982
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	40,420	$ 918
The Cooper Companies, Inc.	23,028	2,971
		20,370
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	43,264	1,439
Catamaran Corp. (a)	44,400	1,956
Cigna Corp.	75,682	6,795
HCA Holdings, Inc. (a)	80,507	4,266
Henry Schein, Inc. (a)	22,744	2,721
McKesson Corp.	46,682	8,853
		26,030
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	65,100	3,707
Thermo Fisher Scientific, Inc.	60,590	7,084
		10,791
Pharmaceuticals - 3.3%
AbbVie, Inc.	155,811	8,465
Actavis PLC (a)	41,890	8,861
Bristol-Myers Squibb Co.	147,594	7,341
Forest Laboratories, Inc. (a)	5,500	521
Merck & Co., Inc.	101,944	5,898
Pfizer, Inc.	236,667	7,012
Roche Holding AG (participation certificate)	12,157	3,583
Salix Pharmaceuticals Ltd. (a)	16,885	1,926
Shire PLC	61,938	3,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,600	4,019
		51,198
TOTAL HEALTH CARE		148,261
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	104,714	9,754
TransDigm Group, Inc.	30,268	5,712
United Technologies Corp.	80,341	9,337
		24,803
Air Freight & Logistics - 0.5%
FedEx Corp.	51,081	7,364
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	87,697	$ 2,678
Electrical Equipment - 1.2%
Acuity Brands, Inc.	14,192	1,781
AMETEK, Inc.	175,186	9,299
Eaton Corp. PLC	22,813	1,681
Hubbell, Inc. Class B	54,450	6,371
		19,132
Industrial Conglomerates - 1.6%
Danaher Corp.	181,592	14,242
Roper Industries, Inc.	79,313	11,237
		25,479
Machinery - 0.4%
Cummins, Inc.	45,190	6,911
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	143,728	8,507
WageWorks, Inc. (a)	19,000	769
		9,276
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	120,003	9,319
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	27,691	7,155
TOTAL INDUSTRIALS		112,117
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	194,509	4,789
Juniper Networks, Inc. (a)	97,499	2,385
Polycom, Inc. (a)	40,561	517
QUALCOMM, Inc.	86,079	6,925
		14,616
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	90,330	5,371
Internet Software & Services - 3.8%
ChannelAdvisor Corp. (a)	46,955	974
Cvent, Inc.	103,522	2,590
Demandware, Inc. (a)	26,550	1,617
eBay, Inc. (a)	64,997	3,297
Endurance International Group Holdings, Inc. (d)	66,670	870
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	86,313	$ 5,464
Five9, Inc.	82,100	615
Google, Inc.:
Class A (a)	23,577	13,478
Class C (a)	36,477	20,463
Halogen Software, Inc.	11,400	84
Millennial Media, Inc.	9,695	31
Naver Corp.	1,849	1,373
OpenTable, Inc. (a)	7,900	535
Opower, Inc. (d)	50,200	836
SciQuest, Inc. (a)	13,000	220
SPS Commerce, Inc. (a)	1,520	86
Tencent Holdings Ltd.	77,500	1,090
Trulia, Inc. (a)(d)	40,604	1,569
Wix.com Ltd. (a)(d)	23,233	415
Yahoo!, Inc. (a)	90,502	3,136
		58,743
IT Services - 0.8%
Alliance Data Systems Corp. (a)	3,900	999
Cognizant Technology Solutions Corp. Class A (a)	34,670	1,685
Fidelity National Information Services, Inc.	60,464	3,274
Lionbridge Technologies, Inc. (a)	47,939	270
Quindell PLC (d)	2,896,500	1,007
Sapient Corp. (a)	3,719	61
Visa, Inc. Class A	24,544	5,273
		12,569
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	145,800	4,168
NXP Semiconductors NV (a)	186,871	11,605
		15,773
Software - 3.5%
Activision Blizzard, Inc.	23,000	478
Adobe Systems, Inc. (a)	93,854	6,057
Autodesk, Inc. (a)	58,300	3,053
CommVault Systems, Inc. (a)	30,476	1,491
Concur Technologies, Inc. (a)	3,367	287
Covisint Corp.	22,100	112
Electronic Arts, Inc. (a)	106,839	3,753
Fleetmatics Group PLC (a)	15,200	433
Guidewire Software, Inc. (a)	15,515	586
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Imperva, Inc. (a)	50,200	$ 1,048
Intuit, Inc.	22,700	1,800
Microsoft Corp.	459,336	18,805
Oracle Corp.	186,596	7,841
Qlik Technologies, Inc. (a)	19,000	412
RealPage, Inc. (a)	40,600	861
salesforce.com, Inc. (a)	118,599	6,242
Ubisoft Entertainment SA (a)	45,119	901
Xero Ltd. (l)	27,035	661
		54,821
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	73,136	46,304
TOTAL INFORMATION TECHNOLOGY		208,197
MATERIALS - 2.8%
Chemicals - 2.3%
Airgas, Inc.	99,517	10,581
Cabot Corp.	23,428	1,325
Eastman Chemical Co.	39,574	3,493
FMC Corp.	43,395	3,322
LyondellBasell Industries NV Class A	48,543	4,833
Monsanto Co.	48,378	5,895
Potash Corp. of Saskatchewan, Inc.	60,589	2,199
Sigma Aldrich Corp.	27,552	2,715
W.R. Grace & Co. (a)	18,581	1,711
		36,074
Construction Materials - 0.2%
Vulcan Materials Co.	44,825	2,733
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	138,790	1,525
Rock-Tenn Co. Class A	20,524	2,074
		3,599
Metals & Mining - 0.1%
Carpenter Technology Corp.	18,165	1,135
TOTAL MATERIALS		43,541
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	106,000	$ 3,760
inContact, Inc. (a)	76,417	647
Level 3 Communications, Inc. (a)	13,600	594
Verizon Communications, Inc.	368,398	18,405
		23,406
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	6,900	502
Sprint Corp. (a)	66,200	632
T-Mobile U.S., Inc. (a)	71,450	2,453
		3,587
TOTAL TELECOMMUNICATION SERVICES		26,993
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	56,500	3,014
Edison International	53,267	2,937
Exelon Corp.	68,900	2,538
FirstEnergy Corp.	10,600	358
NextEra Energy, Inc.	54,200	5,277
PPL Corp.	84,300	2,958
		17,082
Gas Utilities - 0.1%
National Fuel Gas Co.	32,436	2,433
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	98,130	3,497
The AES Corp.	78,012	1,100
		4,597
Multi-Utilities - 0.8%
Dominion Resources, Inc.	58,349	4,024
NiSource, Inc.	50,197	1,876
PG&E Corp.	39,275	1,802
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	6,700	$ 261
Sempra Energy	41,309	4,145
		12,108
TOTAL UTILITIES		36,220
TOTAL COMMON STOCKS (Cost $868,168)		1,108,460
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (l)	16,802	208
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	70,550	497
TOTAL PREFERRED STOCKS (Cost $638)		705
Corporate Bonds - 7.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	94
Nonconvertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (e)	231	234
2.875% 3/10/21 (e)	900	910
		1,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	$ 35	$ 36
4.25% 6/15/23 (e)	249	261
5.75% 6/15/43 (e)	179	210
		507
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	693
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	304
COX Communications, Inc. 3.25% 12/15/22 (e)	136	134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	514
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	283
NBCUniversal, Inc.:
5.15% 4/30/20	431	495
6.4% 4/30/40	309	395
News America Holdings, Inc. 7.75% 12/1/45	621	898
News America, Inc.:
6.15% 3/1/37	235	284
6.15% 2/15/41	186	227
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	677
4.5% 9/15/42	475	464
5.5% 9/1/41	165	182
5.85% 5/1/17	104	117
5.875% 11/15/40	153	178
6.75% 7/1/18	439	523
8.25% 4/1/19	700	891
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	621
		8,414
TOTAL CONSUMER DISCRETIONARY		10,065
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (e)	182	182
2.75% 4/1/23 (e)	191	184
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	285	297
		663
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	286
4% 12/5/23	282	297
		583
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	132
3.2% 1/25/23	152	148
		280
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	253
4% 1/31/24	212	219
4.25% 8/9/42	262	242
4.75% 5/5/21	300	333
5.375% 1/31/44	364	395
9.7% 11/10/18	325	430
Reynolds American, Inc.:
3.25% 11/1/22	187	181
4.75% 11/1/42	289	279
6.15% 9/15/43	143	165
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 27
7.25% 6/15/37	409	510
		3,034
TOTAL CONSUMER STAPLES		4,560
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	385
5.35% 3/15/20 (e)	327	358
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	387
5% 10/1/21	146	159
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	259
		1,576
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	777
Canadian Natural Resources Ltd. 3.8% 4/15/24	619	640
DCP Midstream Operating LP:
2.5% 12/1/17	168	173
2.7% 4/1/19	36	36
3.875% 3/15/23	104	105
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	429
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	114
3.9% 5/15/24 (e)	121	121
Enbridge Energy Partners LP 4.2% 9/15/21	438	464
EnLink Midstream Partners LP 2.7% 4/1/19	572	580
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	245
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	357	360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	$ 156	$ 178
6.85% 1/15/40 (e)	223	296
Nakilat, Inc. 6.067% 12/31/33 (e)	279	302
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
3% 1/15/19	64	63
3.25% 3/17/17	740	756
4.375% 5/20/23	596	569
4.875% 3/17/20	740	761
5.625% 5/20/43	569	511
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	365
5.375% 1/27/21	815	846
5.75% 1/20/20	611	651
7.875% 3/15/19	399	466
Petroleos Mexicanos:
3.125% 1/23/19 (e)	58	60
3.5% 7/18/18	463	481
3.5% 1/30/23	285	277
4.875% 1/24/22	237	255
4.875% 1/18/24	131	140
4.875% 1/18/24 (e)	279	297
5.5% 1/21/21	369	412
5.5% 6/27/44	648	668
6% 3/5/20	21	24
6.375% 1/23/45 (e)	366	421
6.5% 6/2/41	661	773
Phillips 66 Co. 4.3% 4/1/22	338	367
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	231
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	72
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	460
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Texas Eastern Transmission LP 6% 9/15/17 (e)	$ 326	$ 365
Western Gas Partners LP 5.375% 6/1/21	393	444
Williams Partners LP 4.3% 3/4/24	278	288
		16,404
TOTAL ENERGY		17,980
FINANCIALS - 3.9%
Banks - 1.4%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	400	408
Bank of America Corp.:
2.6% 1/15/19	448	455
3.3% 1/11/23	947	931
3.875% 3/22/17	1,060	1,134
4.1% 7/24/23	352	364
5.65% 5/1/18	205	233
5.75% 12/1/17	615	697
6.5% 8/1/16	300	334
Bank of America NA 5.3% 3/15/17	420	463
Barclays Bank PLC 2.5% 2/20/19	200	203
Citigroup, Inc.:
1.3% 11/15/16	568	570
3.953% 6/15/16	397	420
4.05% 7/30/22	151	154
4.75% 5/19/15	544	565
5.3% 5/6/44	685	699
5.5% 9/13/25	142	157
6.125% 5/15/18	212	245
Credit Suisse AG 6% 2/15/18	664	760
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp 8.25% 3/1/38	94	138
HBOS PLC 6.75% 5/21/18 (e)	180	208
HSBC Holdings PLC:
4.25% 3/14/24	200	206
5.25% 3/14/44	200	211
HSBC U.S.A., Inc. 1.625% 1/16/18	314	315
Huntington Bancshares, Inc. 7% 12/15/20	97	118
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 720	$ 716
2% 8/15/17	300	305
3.15% 7/5/16	430	449
3.25% 9/23/22	503	503
4.35% 8/15/21	420	457
4.5% 1/24/22	134	146
4.95% 3/25/20	661	745
KeyBank NA:
5.45% 3/3/16	294	318
5.8% 7/1/14	322	323
Marshall & Ilsley Bank 5% 1/17/17	259	281
Regions Bank:
6.45% 6/26/37	652	771
7.5% 5/15/18	1,282	1,526
Regions Financial Corp.:
2% 5/15/18	382	381
5.75% 6/15/15	73	77
7.75% 11/10/14	229	236
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	757	757
6% 12/19/23	490	525
6.1% 6/10/23	470	509
6.125% 12/15/22	694	755
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,212
3.676% 6/15/16	160	169
4.48% 1/16/24	30	32
		21,454
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	150
BlackRock, Inc. 3.5% 3/18/24	900	909
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	897
2.9% 7/19/18	526	544
5.25% 7/27/21	96	108
5.625% 1/15/17	500	553
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 32	$ 36
6% 6/15/20	600	698
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	194
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	871
3.75% 2/25/23	438	444
4.875% 11/1/22	365	390
5% 11/24/25	93	99
5.45% 1/9/17	480	530
5.75% 1/25/21	100	116
6.625% 4/1/18	600	702
		8,542
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	469
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,162
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	240
1.7% 5/9/16	561	569
2.875% 10/1/18	400	413
General Electric Capital Corp.:
1% 12/11/15	289	292
2.95% 5/9/16	185	193
3.5% 6/29/15	192	198
6% 8/7/19	1,000	1,185
Hyundai Capital America:
1.45% 2/6/17 (e)	476	478
1.625% 10/2/15 (e)	122	123
1.875% 8/9/16 (e)	92	93
2.125% 10/2/17 (e)	134	136
2.875% 8/9/18 (e)	163	168
		5,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
3.814% 2/10/24	$ 359	$ 371
4.742% 3/11/21	300	337
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	381
JPMorgan Chase Bank 6% 10/1/17	250	285
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	217
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	159
		1,851
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
4.875% 9/15/16	257	279
4.875% 6/1/22	107	120
5.6% 10/18/16	318	351
Aon Corp.:
3.125% 5/27/16	376	393
3.5% 9/30/15	151	157
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	464
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	421	466
6.5% 3/15/35 (e)	327	399
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	260
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	107	122
MetLife, Inc.:
3.048% 12/15/22	313	310
4.368% 9/15/23	305	329
4.75% 2/8/21	137	154
6.75% 6/1/16	290	324
Metropolitan Life Global Funding I:
3% 1/10/23 (e)	223	221
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (e)	$ 255	$ 255
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	307
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	459
6% 2/10/20 (e)	409	470
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
4.75% 9/17/15	500	527
6.2% 11/15/40	134	168
7.375% 6/15/19	120	149
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	41
Unum Group:
4% 3/15/24	600	620
5.625% 9/15/20	270	312
5.75% 8/15/42	458	532
7.125% 9/30/16	19	22
		8,852
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	99
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	381
Boston Properties, Inc. 3.85% 2/1/23	432	447
Camden Property Trust:
2.95% 12/15/22	135	131
4.25% 1/15/24	304	319
Developers Diversified Realty Corp.:
4.625% 7/15/22	247	266
4.75% 4/15/18	313	342
7.5% 4/1/17	203	235
9.625% 3/15/16	106	122
Duke Realty LP:
3.625% 4/15/23	180	179
3.875% 10/15/22	310	315
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
4.375% 6/15/22	$ 207	$ 219
5.95% 2/15/17	57	64
6.5% 1/15/18	285	328
6.75% 3/15/20	12	14
8.25% 8/15/19	127	160
Equity One, Inc.:
3.75% 11/15/22	400	398
5.375% 10/15/15	47	50
Federal Realty Investment Trust 5.9% 4/1/20	95	112
HCP, Inc. 3.75% 2/1/16	201	211
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
4.7% 9/15/17	48	53
HRPT Properties Trust 5.75% 11/1/15	50	52
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	123	124
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	72
Simon Property Group LP 4.125% 12/1/21	229	248
Weingarten Realty Investors 3.375% 10/15/22	68	67
		5,573
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	70	70
3.85% 4/15/16	390	410
4.25% 7/15/22	163	169
6.125% 4/15/20	126	146
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	363
4.95% 4/15/18	197	215
5.7% 5/1/17	1,000	1,107
6% 4/1/16	86	93
7.5% 5/15/15	44	47
Digital Realty Trust LP:
4.5% 7/15/15	172	177
5.25% 3/15/21	201	216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 540	$ 597
4.75% 7/15/20	265	297
5.375% 8/1/16	117	128
5.75% 6/15/17	567	642
Essex Portfolio LP 5.5% 3/15/17 (e)	113	126
Liberty Property LP:
3.375% 6/15/23	185	181
4.125% 6/15/22	177	184
4.4% 2/15/24	418	440
4.75% 10/1/20	394	430
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	323
Mack-Cali Realty LP:
2.5% 12/15/17	252	256
3.15% 5/15/23	426	389
4.5% 4/18/22	108	109
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	76
Post Apartment Homes LP 3.375% 12/1/22	70	68
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	57	59
5.7% 4/15/17 (e)	94	102
Reckson Operating Partnership LP 6% 3/31/16	114	123
Regency Centers LP 5.25% 8/1/15	124	130
Tanger Properties LP:
3.875% 12/1/23	160	164
6.125% 6/1/20	478	564
Ventas Realty LP 1.55% 9/26/16	250	253
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	230
4% 4/30/19	114	123
		9,055
TOTAL FINANCIALS		61,092
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	$ 378	$ 378
2.2% 5/22/19	401	401
		779
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	178	172
Express Scripts Holding Co. 4.75% 11/15/21	378	419
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	279
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	57
2.875% 3/15/23	463	454
WellPoint, Inc. 3.3% 1/15/23	172	171
		1,591
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	104
		272
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	361
2.9% 11/6/22	368	362
Mylan, Inc. 1.35% 11/29/16	120	121
Perrigo Co. PLC 2.3% 11/8/18 (e)	200	201
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	121
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	136
		1,359
TOTAL HEALTH CARE		4,001
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	$ 18	$ 18
6.375% 6/1/19 (e)	309	358
		376
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	11
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		33
TOTAL INDUSTRIALS		409
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		86
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	366
4.25% 11/15/20	186	201
		567
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	371
4.25% 7/17/42 (e)	200	182
5.625% 10/18/43 (e)	454	499
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 205
6.25% 1/23/17	503	564
		2,182
TOTAL MATERIALS		2,766
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,379
6.3% 1/15/38	398	482
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	77
6.15% 9/15/19	226	246
Embarq Corp.:
7.082% 6/1/16	236	262
7.995% 6/1/36	175	191
Verizon Communications, Inc.:
2.5% 9/15/16	436	451
4.5% 9/15/20	1,100	1,215
6.25% 4/1/37	187	225
6.4% 9/15/33	346	425
6.55% 9/15/43	2,538	3,216
		8,199
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	284
3.125% 7/16/22	255	252
		536
TOTAL TELECOMMUNICATION SERVICES		8,735
UTILITIES - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22	$ 140	$ 136
Dayton Power & Light Co. 1.875% 9/15/16 (e)	119	121
Duke Capital LLC 5.668% 8/15/14	16	16
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	314
6.4% 9/15/20 (e)	569	673
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp.:
2.75% 3/15/18	299	302
4.25% 3/15/23	528	522
7.375% 11/15/31	411	483
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	718
LG&E and KU Energy LLC:
2.125% 11/15/15	255	259
3.75% 11/15/20	49	52
Monongahela Power Co. 4.1% 4/15/24 (e)	131	139
Nevada Power Co. 6.5% 5/15/18	165	195
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	418
NV Energy, Inc. 6.25% 11/15/20	115	137
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
PPL Capital Funding, Inc. 3.4% 6/1/23	207	207
		5,422
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	131
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	90	94
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	165	191
Dominion Resources, Inc.:
1.25% 3/15/17	700	704
2.5336% 9/30/66 (h)	635	586
7.5% 6/30/66 (h)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
2% 11/15/18	$ 403	$ 405
National Grid PLC 6.3% 8/1/16	183	203
NiSource Finance Corp.:
4.45% 12/1/21	155	167
5.25% 2/15/43	357	383
5.4% 7/15/14	11	11
5.45% 9/15/20	468	534
5.8% 2/1/42	199	227
5.95% 6/15/41	396	460
6.4% 3/15/18	58	67
6.8% 1/15/19	677	809
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc. 6% 9/1/21	48	57
Sempra Energy:
2.3% 4/1/17	376	387
2.875% 10/1/22	154	151
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21	22
		5,970
TOTAL UTILITIES		11,617
TOTAL NONCONVERTIBLE BONDS		121,311
TOTAL CORPORATE BONDS (Cost $112,931)		121,405
U.S. Treasury Obligations - 7.3%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 7/31/14 to 8/21/14 (g)	1,090	1,090
U.S. Treasury Bonds:
3.625% 8/15/43	4,194	4,442
3.625% 2/15/44	2,794	2,957
U.S. Treasury Notes:
0.5% 7/31/17	2,063	2,039
0.75% 2/28/18	16,980	16,745
0.875% 4/30/17	9	9
0.875% 5/15/17	5,000	5,014
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 9,947	$ 9,869
0.875% 7/31/19	5,971	5,755
1% 5/31/18	5,583	5,535
1.25% 10/31/18	22,092	21,982
1.375% 7/31/18	7,186	7,215
1.375% 9/30/18	5,036	5,044
1.5% 1/31/19	11,342	11,369
1.75% 5/15/23	350	332
2% 2/15/23	3,074	2,992
2.25% 3/31/21	8,145	8,262
2.25% 4/30/21	1,384	1,403
2.75% 2/15/24	1,578	1,619
TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,218)		113,673
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.7%
2.303% 6/1/36 (h)	8	9
2.536% 6/1/42 (h)	50	51
2.643% 7/1/37 (h)	18	19
2.949% 11/1/40 (h)	24	26
2.982% 9/1/41 (h)	29	30
3% 1/1/43 to 1/1/44	1,484	1,469
3.083% 10/1/41 (h)	18	19
3.229% 7/1/41 (h)	46	49
3.348% 10/1/41 (h)	25	26
3.5% 8/1/42 to 8/1/43	5,947	6,093
3.5% 6/1/44 (f)	1,000	1,030
3.5% 6/1/44 (f)	100	103
3.5% 6/1/44 (f)	200	206
3.543% 7/1/41 (h)	47	50
4% 12/1/40 to 12/1/43	674	718
4% 6/1/44 (f)	300	318
4% 6/1/44 (f)	200	212
4.5% 12/1/23 to 5/1/44	112	121
4.5% 6/1/44 (f)	100	108
6% 11/1/35 to 8/1/37	409	465
TOTAL FANNIE MAE		11,122
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.2%
3.065% 10/1/35 (h)	$ 21	$ 22
3.234% 4/1/41 (h)	34	36
3.241% 9/1/41 (h)	27	28
3.282% 6/1/41 (h)	38	40
3.465% 5/1/41 (h)	37	39
3.5% 6/1/42 to 10/1/43	2,055	2,104
3.622% 6/1/41 (h)	46	49
3.693% 5/1/41 (h)	42	44
5% 11/1/40	263	291
TOTAL FREDDIE MAC		2,653
Ginnie Mae - 0.0%
4% 9/20/40 to 1/20/41	293	313
4% 6/1/44 (f)	300	320
5.5% 6/15/35	131	148
TOTAL GINNIE MAE		781
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,432)		14,556
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (h)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	373
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (h)	3	2
Series 2004-R2 Class M3, 0.9773% 4/25/34 (h)	4	3
Series 2005-R2 Class M1, 0.6% 4/25/35 (h)	35	34
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (h)	2	2
Series 2004-W11 Class M2, 1.2% 11/25/34 (h)	25	23
Series 2004-W7 Class M1, 0.9773% 5/25/34 (h)	27	25
Series 2006-W4 Class A2C, 0.31% 5/25/36 (h)	54	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.975% 4/25/34 (h)	88	82
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	363
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (h)	$ 82	$ 50
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	43	43
Series 2013-2A Class A, 1.75% 11/15/17 (e)	247	248
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6073% 4/25/34 (h)	4	3
Series 2004-4 Class M2, 0.9473% 6/25/34 (h)	14	14
Series 2004-7 Class AF5, 5.868% 1/25/35 (m)	131	138
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (h)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (h)	13	11
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (h)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (h)	43	36
Class M4, 1.17% 1/25/35 (h)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (e)(h)	86	73
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (e)(h)	3	2
Series 2006-2A:
Class A, 0.3311% 11/15/34 (e)(h)	28	26
Class B, 0.4311% 11/15/34 (e)(h)	10	9
Class C, 0.5311% 11/15/34 (e)(h)	17	15
Class D, 0.9011% 11/15/34 (e)(h)	6	5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (e)(h)	26	26
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.44% 8/25/33 (h)	23	22
Series 2003-5 Class A2, 0.85% 12/25/33 (h)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (h)	56	30
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (h)	43	43
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (h)	13	13
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (h)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (h)	21	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (h)	$ 3	$ 3
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (h)	28	25
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (h)	47	45
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (h)	3	2
Series 2005-NC1 Class M1, 0.81% 1/25/35 (h)	18	17
Series 2005-NC2 Class B1, 1.905% 3/25/35 (h)	11	1
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (h)	65	54
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (h)	24	22
Class M4, 1.6% 9/25/34 (h)	31	20
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (h)	67	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (h)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (h)	44	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (h)	44	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (h)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (h)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (e)(h)	60	17
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (e)(h)	81	81
TOTAL ASSET-BACKED SECURITIES (Cost $2,476)		2,903
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (h)	62	61
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (h)	28	28
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (e)(h)	302	299
Class C2, 1.3493% 12/20/54 (e)(h)	271	266
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class A4, 0.2293% 12/20/54 (h)	$ 85	$ 85
Class C1, 1.0893% 12/20/54 (h)	242	235
Series 2006-3:
Class A3, 0.2293% 12/20/54 (h)	40	40
Class A7, 0.3493% 12/20/54 (h)	47	47
Class C2, 1.1493% 12/20/54 (h)	50	49
Series 2006-4:
Class A4, 0.2493% 12/20/54 (h)	138	137
Class B1, 0.3293% 12/20/54 (h)	169	163
Class C1, 0.9093% 12/20/54 (h)	103	99
Class M1, 0.4893% 12/20/54 (h)	44	42
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (h)	84	80
Class 1M1, 0.4493% 12/20/54 (h)	54	52
Class 2A1, 0.2893% 12/20/54 (h)	108	107
Class 2C1, 1.0093% 12/20/54 (h)	38	37
Class 2M1, 0.6493% 12/20/54 (h)	70	67
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (h)	97	94
Class 3A1, 0.331% 12/17/54 (h)	22	22
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (h)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (h)	54	46
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (h)	24	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (h)	36	33
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (h)	63	60
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5004% 7/10/35 (e)(h)	13	12
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (h)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (h)	8	8
TOTAL PRIVATE SPONSOR		2,210
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 6	$ 6
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,083)		2,216
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (h)(j)	25	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (h)	27	27
Series 2006-3 Class A4, 5.889% 7/10/44	314	340
Series 2006-5 Class A2, 5.317% 9/10/47	169	170
Series 2006-6 Class A3, 5.369% 10/10/45	150	154
Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	854	931
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	233	238
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-3:
Class A3, 5.7155% 6/10/49 (h)	119	119
Class A4, 5.7155% 6/10/49 (h)	156	172
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	301
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (e)(h)	2	2
Series 2005-4A:
Class A2, 0.54% 1/25/36 (e)(h)	43	39
Class B1, 1.55% 1/25/36 (e)(h)	4	1
Class M1, 0.6% 1/25/36 (e)(h)	14	8
Class M2, 0.62% 1/25/36 (e)(h)	4	2
Class M3, 0.65% 1/25/36 (e)(h)	6	3
Class M4, 0.76% 1/25/36 (e)(h)	3	2
Class M5, 0.8% 1/25/36 (e)(h)	3	1
Class M6, 0.85% 1/25/36 (e)(h)	4	1
Series 2006-3A Class M4, 0.58% 10/25/36 (e)(h)	3	0*
Series 2007-1 Class A2, 0.42% 3/25/37 (e)(h)	25	17
Series 2007-2A:
Class A1, 0.42% 7/25/37 (e)(h)	25	21
Class A2, 0.47% 7/25/37 (e)(h)	24	17
Class M1, 0.52% 7/25/37 (e)(h)	9	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class M2, 0.56% 7/25/37 (e)(h)	$ 4	$ 1
Class M3, 0.64% 7/25/37 (e)(h)	4	0*
Class M4, 0.8% 7/25/37 (e)(h)	2	0*
Series 2007-3:
Class A2, 0.44% 7/25/37 (e)(h)	27	19
Class M1, 0.46% 7/25/37 (e)(h)	5	3
Class M2, 0.49% 7/25/37 (e)(h)	5	3
Class M3, 0.52% 7/25/37 (e)(h)	8	3
Class M4, 0.65% 7/25/37 (e)(h)	13	3
Class M5, 0.75% 7/25/37 (e)(h)	7	1
Class M6, 0.95% 7/25/37 (e)(h)	1	0*
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (e)(h)	10	1
Class M2, 1.2043% 9/25/37 (e)(h)	10	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(h)(j)	243	13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (e)(h)	8	8
Class J, 0.8511% 3/15/22 (e)(h)	25	24
sequential payer Series 2007-PW16 Class A4, 5.8964% 6/11/40 (h)	44	49
Series 2006-T22 Class A4, 5.761% 4/12/38 (h)	9	9
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (e)(h)(j)	3,806	22
Series 2007-T28 Class X2, 0.304% 9/11/42 (e)(h)(j)	2,337	6
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (e)(h)	22	21
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (e)(h)(j)	159	2
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	61	62
Class A4, 5.322% 12/11/49	2,380	2,599
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	84	80
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (e)(h)	6	6
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (e)(h)	24	24
sequential payer Series 2006-C7 Class A1A, 5.9336% 6/10/46 (h)	286	309
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
Series 2004-LB4A Class A5, 4.84% 10/15/37	$ 443	$ 445
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	68	75
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (e)(h)	268	262
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (h)(j)	4	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(h)(j)	0*	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (e)(h)	3	3
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,305
Series 2001-1 Class X1, 1.3938% 5/15/33 (e)(h)(j)	11	0*
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (h)	176	190
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (e)(h)(j)	1,060	1
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	2	2
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	80	87
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	102
Class DFX, 4.4065% 11/5/30 (e)	765	794
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (e)(h)	6	6
Class F, 0.4811% 11/15/18 (e)(h)	14	14
Class G, 0.5111% 11/15/18 (e)(h)	13	12
Class H, 0.6511% 11/15/18 (e)(h)	10	9
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	492	534
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	259
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	834	905
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP9 Class A3, 5.336% 5/15/47	$ 31	$ 34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (h)	1,130	1,251
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (h)	24	24
Class A4, 5.9891% 6/15/49 (h)	790	872
Series 2007-LDPX Class A3, 5.42% 1/15/49	525	576
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (h)	700	756
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	6	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (h)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	546	599
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	90	97
Series 2007-C7:
Class A3, 5.866% 9/15/45	443	501
Class XCP, 0.4192% 9/15/45 (h)(j)	4,227	7
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (e)(h)	5	5
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (e)(h)	65	58
Series 2007-C1 Class A4, 6.0324% 6/12/50 (h)	354	394
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (h)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	40	43
Class ASB, 5.133% 12/12/49 (h)	28	29
Series 2007-5 Class A4, 5.378% 8/12/48	62	67
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	550	606
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	263	291
Series 2006-4 Class XP, 0.8119% 12/12/49 (h)(j)	770	3
Series 2007-6 Class B, 5.635% 3/12/51 (h)	75	25
Series 2007-7 Class B, 5.9126% 6/12/50 (h)	7	0*
Series 2007-8 Class A3, 6.0908% 8/12/49 (h)	65	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (e)(h)	$ 16	$ 10
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (e)(h)	43	43
Class D, 0.342% 10/15/20 (e)(h)	30	30
Class E, 0.402% 10/15/20 (e)(h)	38	37
Class F, 0.452% 10/15/20 (e)(h)	23	22
Class G, 0.492% 10/15/20 (e)(h)	28	27
Class H, 0.582% 10/15/20 (e)(h)	18	16
Class J, 0.732% 10/15/20 (e)(h)	10	5
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	9	9
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (h)	19	21
Series 2006-T23 Class A3, 5.9816% 8/12/41 (h)	34	34
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (h)	233	239
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	113	125
Class B, 5.9061% 4/15/49 (h)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	643	822
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (e)(h)	47	46
Class J, 0.7511% 9/15/21 (e)(h)	18	17
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (e)(h)	168	155
Class LXR1, 0.8511% 6/15/20 (e)(h)	9	9
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	329	356
Series 2006-C29 Class A1A, 5.297% 11/15/48	287	315
Series 2007-C30 Class A5, 5.342% 12/15/43	540	590
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,162
Series 2007-C32 Class A3, 5.9341% 6/15/49 (h)	147	162
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (h)	1,100	1,208
Class A5, 6.1321% 2/15/51 (h)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	77
Series 2005-C22:
Class B, 5.5471% 12/15/44 (h)	166	167
Class F, 5.5471% 12/15/44 (e)(h)	125	28
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	410	443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	$ 703	$ 765
Series 2007-C31 Class C, 5.8591% 4/15/47 (h)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	175	176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,894)		24,600
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	99
7.3% 10/1/39	535	748
7.5% 4/1/34	465	660
7.6% 11/1/40	895	1,328
7.625% 3/1/40	150	219
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	86
Series 2010 C1, 7.781% 1/1/35	395	490
Series 2012 B, 5.432% 1/1/42	105	104
6.314% 1/1/44	515	570
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	30	32
5.1% 6/1/33	1,785	1,806
Series 2010, 4.421% 1/1/15	260	266
Series 2010-1, 6.63% 2/1/35	320	366
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	553
7.35% 7/1/35	220	267
Series 2011:
4.961% 3/1/16	35	37
5.365% 3/1/17	15	16
5.665% 3/1/18	315	353
5.877% 3/1/19	760	859
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17	$ 110	$ 112
3.14% 12/1/18	115	117
TOTAL MUNICIPAL SECURITIES (Cost $8,632)		9,201
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	375
5.75% 9/26/23 (e)	332	356
Brazilian Federative Republic:
4.25% 1/7/25	355	362
5.625% 1/7/41	400	432
United Mexican States:
4% 10/2/23	804	846
4.75% 3/8/44	352	359
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,730
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $252)	250	257
Fixed-Income Funds - 7.3%
	Shares
Fidelity High Income Central Fund 2 (i)	307,424	36,580
Fidelity Mortgage Backed Securities Central Fund (i)	722,836	78,341
TOTAL FIXED-INCOME FUNDS (Cost $106,212)		114,921
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	52,169,362	$ 52,169
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,701,416	3,701
TOTAL MONEY MARKET FUNDS (Cost $55,870)		55,870
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,309,423)		1,571,497
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,367)
NET ASSETS - 100%		$ 1,564,130
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/44	$ (200)	(206)
4% 6/1/44	(200)	(212)
4% 6/1/44	(200)	(212)
4.5% 6/1/44	(100)	(108)
TOTAL FANNIE MAE		(738)
Ginnie Mae
4% 6/1/44	(100)	(106)
TOTAL TBA SALE COMMITMENTS (Proceeds $843)		$ (844)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
221 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 21,233	$ 697

The face value of futures purchased as a percentage of net assets is 1.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	$ 16	$ (15)	$ 0	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,287,000 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,015,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
(m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity High Income Central Fund 2	1,588
Fidelity Mortgage Backed Securities Central Fund	1,534
Fidelity Securities Lending Cash Central Fund	29
Total	$ 3,186
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 3,591	$ -	$ 36,580	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	5,041	14,235	78,341	0.7%
Total	$ 116,740	$ 8,632	$ 14,235	$ 114,921
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,866	$ 131,118	$ -	$ 748
Consumer Staples	110,746	107,628	3,118	-
Energy	114,907	114,907	-	-
Financials	176,109	174,199	1,910	-
Health Care	148,261	141,106	7,155	-
Industrials	112,117	112,117	-	-
Information Technology	208,405	207,505	661	239
Materials	43,541	43,541	-	-
Telecommunication Services	26,993	26,491	502	-
Utilities	36,220	36,220	-	-
Corporate Bonds	121,405	-	121,405	-
U.S. Government and Government Agency Obligations	113,673	-	113,673	-
U.S. Government Agency - Mortgage Securities	14,556	-	14,556	-
Asset-Backed Securities	2,903	-	2,775	128
Collateralized Mortgage Obligations	2,216	-	2,204	12
Commercial Mortgage Securities	24,600	-	24,600	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 9,201	$ -	$ 9,201	$ -
Foreign Government and Government Agency Obligations	2,730	-	2,730	-
Bank Notes	257	-	257	-
Fixed-Income Funds	114,921	114,921	-	-
Money Market Funds	55,870	55,870	-	-
Total Investments in Securities:	$ 1,571,497	$ 1,265,623	$ 304,747	$ 1,127
Derivative Instruments:
Assets
Futures Contracts	$ 697	$ 697	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 682	$ 697	$ (15)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (844)	$ -	$ (844)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,311,751,000. Net unrealized appreciation aggregated $259,746,000, of which $272,545,000 related to appreciated investment securities and $12,799,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014